APRIL 30, 2026
SUPPLEMENT TO
COMBINED STATEMENT OF ADDITIONAL INFORMATION
(HARTFORD ALPHA CAPTURE VALUE ETF, FORMERLY HARTFORD QUALITY VALUE ETF)
(THE “FUND”)
FOR HARTFORD EXCHANGE-TRADED FUNDS
DATED NOVEMBER 26, 2025
This Supplement contains new and additional information and should be read in connection with your Statement of Additional Information (“SAI”).
(1)
Effective immediately, the Fund’s name changed to Hartford Alpha Capture Value ETF. References to Hartford Quality Value ETF in the above referenced SAI are deleted and replaced with Hartford Alpha Capture Value ETF (“Alpha Capture Value ETF”).
(2)
Effective immediately, under the heading “Portfolio Managers – Other Accounts Sub-Advised or Managed by Wellington Management Portfolio Managers,” the information for Matthew G. Baker, Nataliya Kofman and Brian J. Schmeer is deleted in its entirety and the following information is added under the Alpha Capture Value ETF:
FUND AND PORTFOLIO MANAGER	NUMBER OF ACCOUNTS	ASSETS MANAGED (in millions)	NUMBER OF ACCOUNTS WHERE ADVISORY FEE IS BASED ON ACCOUNT PERFORMANCE	TOTAL ASSETS IN ACCOUNTS WHERE ADVISORY FEE IS BASED ON ACCOUNT PERFORMANCE (in millions)
Alpha Capture Value ETF
Thomas S. Simon(2)
Other Registered Investment Companies	10	$11,286	0	$0
Other Pooled Investment Vehicles	16	$1,710	1	$1,399
Other Accounts	5	$2,246	1	$2,195
(2)
Information is as of March 31, 2026. Effective April 30, 2026, Mr. Simon became the portfolio manager to the Alpha Capture Value ETF.

(3)
Effective immediately, under the heading “Portfolio Managers – Compensation of Wellington Management Portfolio Managers,” the information for the Alpha Capture Value ETF is deleted in its entirety and replaced with the following:
FUND	BENCHMARK(S) / PEER GROUPS FOR INCENTIVE PERIOD(1)
Alpha Capture Value ETF	Russell 1000 Value Index / Lipper Large Cap Value

(4)
Effective immediately, under the heading “Portfolio Managers – Equity Securities Beneficially Owned by Wellington Management Portfolio Managers,” the information for Matthew G. Baker, Nataliya Kofman and Brian J. Schmeer is deleted in its entirety and the following information is added:
PORTFOLIO MANAGER	FUND(S) SUB-ADVISED	DOLLAR RANGE OF EQUITY SECURITIES BENEFICIALLY OWNED
Thomas S. Simon(2)	Alpha Capture Value ETF	None
(2)
Information is as of March 31, 2026. Effective April 30, 2026, Mr. Simon became the portfolio manager to the Alpha Capture Value ETF.

THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR SAI FOR FUTURE REFERENCE.